Revenues and geographic information (Details 5) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Profit sharing income	$ 268	$ 246	$ 482	$ 445
Royalty income	5	19	24	41
Milestone income	14	25	20	28
Other	73	18	125	43
Other revenues	$ 360	$ 308	$ 651	$ 557